Short-Term Investments	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
SHORT-TERM INVESTMENTS
3.
SHORT-TERM INVESTMENTS

As of December 31, 2024 and 2025, the Group’s short-term investments consist of available-for-sale debt investments and held-to-maturity debt investments with maturities of less than one year purchased from commercial banks and other financial institutions.